Summary of Significant Accounting Policies (Details Textual) - USD ($)		12 Months Ended
	Dec. 10, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011
Accounting Policies [Line Items]
Revenues Earned Based On Percentage Of Non Negotiable Chips		0.05%
Advertising Expense		$ 397,000	$ 515,000	$ 710,000
Directors Compensation Value Payable In Ordinary Shares		$ 20,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		500,000			200,000
Ordinary Shares Issuable To Directors and Key Management Employees		145,980	111,730
Percentage Of Rolling Tax Rate		0.01%
Undistributed Earnings		$ 171,242,000	$ 271,898,000
Deferred Tax Liabilities		20,549,000	32,628,000
Accrued Liabilities		$ 209,000	209,000
Property, Plant and Equipment, Estimated Useful Lives		two to five years
Allowance for Doubtful Accounts Receivable, Noncurrent		$ 100,198,392	$ 0
Compensation 2014 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	111,730
Compensation 2015 [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	145,980
Compensation 2016 [Member]
Accounting Policies [Line Items]
Ordinary Shares Issuable To Directors and Key Management Employees		747,862
Melbourne [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable			13.00%
Perth [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable			11.00%
Crown [Member]
Accounting Policies [Line Items]
Junk Agents, Percentage Of Market Receivable		10.00%
Bao Li Gaming [Member]
Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues		625,000	25,000
Rolling Chip Turnover Target For Base Earnout Payment			$ 2,500,000,000
Bad Debt Guarantee [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		3 years
Bad Debt Guarantee [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years 6 months
Non Compete Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		9 years
Non Compete Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		11 years 8 months 12 days
Profit Interest Agreement [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		9 years
Profit Interest Agreement [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		11 years 8 months 12 days